UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Western Asset Short-Term Bond Fund
Class A [SBSTX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$35	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$259,236,605
Total Number of Portfolio Holdings*	451
Portfolio Turnover Rate	24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7340-STSR-0825

Western Asset Short-Term Bond Fund
Class C [LWSOX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$76	1.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$259,236,605
Total Number of Portfolio Holdings*	451
Portfolio Turnover Rate	24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7063-STSR-0825

Western Asset Short-Term Bond Fund
Class C1 [SSTLX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$52	1.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$259,236,605
Total Number of Portfolio Holdings*	451
Portfolio Turnover Rate	24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7716-STSR-0825

Western Asset Short-Term Bond Fund
Class R [LWARX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$55	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$259,236,605
Total Number of Portfolio Holdings*	451
Portfolio Turnover Rate	24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7130-STSR-0825

Western Asset Short-Term Bond Fund
Class I [SBSYX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$21	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$259,236,605
Total Number of Portfolio Holdings*	451
Portfolio Turnover Rate	24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7440-STSR-0825

Western Asset Short-Term Bond Fund
Class IS [LWSTX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$20	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$259,236,605
Total Number of Portfolio Holdings*	451
Portfolio Turnover Rate	24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7834-STSR-0825

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Short-Term Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 49.1%
Communication Services — 3.0%
Diversified Telecommunication Services — 1.7%
AT&T Inc., Senior Notes	1.700%	3/25/26	$150,000	$147,018
AT&T Inc., Senior Notes	4.700%	8/15/30	250,000	252,329
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	2,180,000	2,179,159
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	270,000	255,879
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	1,587,000	1,546,789
Total Diversified Telecommunication Services				4,381,174
Entertainment — 0.1%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	201,625 (a)
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	54,000	50,393
Total Entertainment				252,018
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	330,000	293,968 (a)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	90,938 (a)
Total Media				384,906
Wireless Telecommunication Services — 1.1%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,000,000	813,986 (a)
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,690,000	1,664,888
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	340,000	340,151
Total Wireless Telecommunication Services				2,819,025

Total Communication Services				7,837,123
Consumer Discretionary — 3.9%
Automobiles — 1.5%
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,220,000	1,224,358 (a)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	970,000	963,632
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	210,000	208,701
Hyundai Capital America, Senior Notes	5.950%	9/21/26	450,000	457,160 (a)
Hyundai Capital America, Senior Notes	5.275%	6/24/27	830,000	840,861 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	200,000	138,888 (a)
Total Automobiles				3,833,600
Broadline Retail — 0.4%
Dollar General Corp., Senior Notes	4.625%	11/1/27	390,000	392,508
Prosus NV, Senior Notes	3.257%	1/19/27	670,000	656,179 (a)
Total Broadline Retail				1,048,687
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — 1.5%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	$30,000	$30,802 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	230,000	234,456 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	500,000	511,888 (a)
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	810,000	827,964
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	870,000	887,640
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	9,889
McDonald’s Corp., Senior Notes	3.500%	7/1/27	10,000	9,880
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	270,000	284,798 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	240,000	241,569 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	140,000	140,943 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	420,000	403,572
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	240,000	258,630 (a)
Total Hotels, Restaurants & Leisure				3,842,031
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	2.500%	4/15/27	10,000	9,738
Home Depot Inc., Senior Notes	2.875%	4/15/27	120,000	117,712
Home Depot Inc., Senior Notes	4.875%	6/25/27	10,000	10,163
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	1,260,000	1,165,820
Total Specialty Retail				1,303,433

Total Consumer Discretionary				10,027,751
Consumer Staples — 3.0%
Food Products — 0.9%
Mars Inc., Senior Notes	4.600%	3/1/28	2,380,000	2,399,842 (a)
Personal Care Products — 0.5%
Kenvue Inc., Senior Notes	5.350%	3/22/26	640,000	643,988
Kenvue Inc., Senior Notes	5.050%	3/22/28	540,000	553,124
Total Personal Care Products				1,197,112
Tobacco — 1.6%
Altria Group Inc., Senior Notes	6.200%	11/1/28	10,000	10,560
BAT Capital Corp., Senior Notes	3.557%	8/15/27	640,000	629,932
BAT Capital Corp., Senior Notes	2.259%	3/25/28	700,000	662,448
Imperial Brands Finance PLC, Senior Notes	4.500%	6/30/28	620,000	620,034 (a)(b)
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,270,000	1,281,861
Philip Morris International Inc., Senior Notes	4.125%	4/28/28	1,050,000	1,048,178
Total Tobacco				4,253,013

Total Consumer Staples				7,849,967
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy — 8.9%
Oil, Gas & Consumable Fuels — 8.9%
Chevron Corp., Senior Notes	1.995%	5/11/27	$480,000	$463,759
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	60,000	60,751 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	980,000	1,020,724 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,550,000	1,498,379 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,360,000	1,343,482
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	80,000	76,543 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,040,000	2,045,566
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,040,000	2,010,564
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	500,000	507,057
Energy Transfer LP, Senior Notes	5.500%	6/1/27	510,000	519,335
Energy Transfer LP, Senior Notes	5.550%	2/15/28	130,000	133,800
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,860,000	2,845,996
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	10,000	10,061
EQT Corp., Senior Notes	3.125%	5/15/26	1,300,000	1,280,234 (a)
EQT Corp., Senior Notes	5.000%	1/15/29	160,000	161,418
Exxon Mobil Corp., Senior Notes	3.294%	3/19/27	670,000	665,040
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	120,000	120,130
MPLX LP, Senior Notes	4.125%	3/1/27	240,000	238,798
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	716,240
Occidental Petroleum Corp., Senior Notes	5.000%	8/1/27	1,030,000	1,039,559
ONEOK Inc., Senior Notes	5.550%	11/1/26	480,000	486,734
ONEOK Inc., Senior Notes	5.650%	11/1/28	520,000	538,879
ONEOK Inc., Senior Notes	5.800%	11/1/30	270,000	282,786
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	20,000	20,199 (a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	370,000	376,961
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	710,000	551,251 (a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,110,000	1,090,852
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	800,000	783,943 (a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	180,000	178,041
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	510,000	510,343
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	$240,000	$240,202
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	530,000	535,481
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	340,000	370,601 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	20,000	21,430 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	20,000	21,666 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	40,000	40,000 (a)(b)
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	200,000	209,457

Total Energy				23,016,262
Financials — 11.1%
Banks — 6.2%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	198,894 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	710,000	694,150 (c)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	300,000	305,307 (c)
Bank of Nova Scotia, Senior Notes	2.951%	3/11/27	400,000	392,376
Bank of Nova Scotia, Senior Notes	5.400%	6/4/27	1,000,000	1,023,621
BNP Paribas SA, Senior Notes (4.792% to 5/9/28 then SOFR + 1.450%)	4.792%	5/9/29	1,090,000	1,095,777 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	900,000	913,816 (a)(c)
Citibank NA, Senior Notes	4.838%	8/6/29	1,300,000	1,327,734
Citigroup Inc., Senior Notes (3.887% to 1/10/27 then 3 mo. Term SOFR + 1.825%)	3.887%	1/10/28	110,000	109,033 (c)
Citigroup Inc., Senior Notes (4.643% to 5/7/27 then SOFR + 1.143%)	4.643%	5/7/28	1,610,000	1,614,481 (c)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	520,000	510,144 (a)(c)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Danske Bank A/S, Senior Notes (6.259% to 9/22/25 then 1 year Treasury Constant Maturity Rate + 1.180%)	6.259%	9/22/26	$1,660,000	$1,665,187 (a)(c)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	200,000	201,012 (c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	1,390,000	1,416,533 (c)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	550,000	546,577 (c)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	130,000	130,414 (c)
JPMorgan Chase & Co., Senior Notes (5.103% to 4/22/30 then SOFR + 1.435%)	5.103%	4/22/31	630,000	645,787 (c)
Royal Bank of Canada, Senior Notes	4.875%	1/19/27	2,090,000	2,111,119
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	950,000	982,922
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	60,000	60,818 (c)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	10,000	9,667 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	110,000	114,242 (c)
Total Banks				16,069,611
Capital Markets — 2.0%
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	860,000	857,294 (c)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	10,000	10,170
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	500,000	493,103 (c)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	480,000	479,371 (c)
Goldman Sachs Group Inc., Senior Notes (4.482% to 8/23/27 then SOFR + 1.725%)	4.482%	8/23/28	1,030,000	1,031,564 (c)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	460,000	478,937 (c)
Morgan Stanley, Senior Notes (4.210% to 4/20/27 then SOFR + 1.610%)	4.210%	4/20/28	1,030,000	1,028,260 (c)
Morgan Stanley, Senior Notes (4.994% to 4/12/28 then SOFR + 1.380%)	4.994%	4/12/29	480,000	487,047 (c)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	$470,000	$488,285 (c)
Total Capital Markets				5,354,031
Consumer Finance — 0.9%
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	580,000	585,477 (c)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	1,240,000	1,248,704 (a)
Mercedes-Benz Finance North America LLC, Senior Notes	5.100%	11/15/29	490,000	499,128 (a)
Total Consumer Finance				2,333,309
Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	560,000	533,672
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	165,000	173,726 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	30,000	30,305 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	50,000	51,442 (a)
Kreditanstalt fuer Wiederaufbau, Senior Notes	0.375%	7/18/25	1,160,000	1,157,806
LPL Holdings Inc., Senior Notes	4.900%	4/3/28	950,000	957,408
National Securities Clearing Corp., Senior Notes	0.750%	12/7/25	490,000	482,273 (a)
Total Financial Services				3,386,632
Insurance — 0.7%
Aon North America Inc., Senior Notes	5.150%	3/1/29	580,000	594,174
Great-West Lifeco US Finance 2020 LP, Senior Notes	0.904%	8/12/25	280,000	278,673 (a)
Marsh & McLennan Cos. Inc., Senior Notes	4.550%	11/8/27	860,000	866,679
Total Insurance				1,739,526

Total Financials				28,883,109
Health Care — 7.1%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	4.800%	3/15/27	1,020,000	1,030,260
Health Care Equipment & Supplies — 1.2%
GE HealthCare Technologies Inc., Senior Notes	5.650%	11/15/27	1,010,000	1,040,833
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — continued
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	$170,000	$174,851 (a)
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	1,080,000	1,102,969 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	820,000	833,718
Total Health Care Equipment & Supplies				3,152,371
Health Care Providers & Services — 4.7%
Cardinal Health Inc., Senior Notes	4.700%	11/15/26	900,000	904,988
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	620,000	636,005
Cencora Inc., Senior Notes	4.625%	12/15/27	480,000	484,135
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,040,000	1,023,793
CVS Health Corp., Senior Notes	1.300%	8/21/27	10,000	9,377
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,010,000	2,002,108
Humana Inc., Senior Notes	5.750%	12/1/28	1,370,000	1,426,269
McKesson Corp., Senior Notes	4.250%	9/15/29	720,000	719,250
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	2,020,000	2,038,897
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	1,010,000	1,001,262
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,860,000	1,881,491
Total Health Care Providers & Services				12,127,575
Pharmaceuticals — 0.8%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	430,000	434,081 (a)
Bristol-Myers Squibb Co., Senior Notes	4.900%	2/22/27	500,000	506,588
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	820,000	832,230
Eli Lilly & Co., Senior Notes	4.200%	8/14/29	10,000	10,038
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	236,000	231,563
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	200,000	204,420
Total Pharmaceuticals				2,218,920

Total Health Care				18,529,126
Industrials — 4.1%
Aerospace & Defense — 1.3%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	100,000	99,457 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	30,000	31,528 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	70,000	72,622 (a)
General Dynamics Corp., Senior Notes	3.500%	4/1/27	330,000	327,528
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	520,000	497,528
RTX Corp., Senior Notes	5.750%	11/8/26	1,920,000	1,956,104
RTX Corp., Senior Notes	4.125%	11/16/28	260,000	259,041
Total Aerospace & Defense				3,243,808
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	$130,000	$133,763 (a)
Commercial Services & Supplies — 0.4%
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	150,000	145,599 (a)
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	350,000	366,686 (a)
Waste Management Inc., Senior Notes	4.500%	3/15/28	480,000	485,173
Total Commercial Services & Supplies				997,458
Ground Transportation — 0.1%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	330,000	318,579
Machinery — 0.3%
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	830,000	855,856
Passenger Airlines — 0.8%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	360,000	377,697 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	1,058,983	1,032,927
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	160,000	160,310 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	339,279	243,433 (a)(d)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	310,000	301,120 (a)
Total Passenger Airlines				2,115,487
Professional Services — 0.1%
Paychex Inc., Senior Notes	5.100%	4/15/30	330,000	338,132
Trading Companies & Distributors — 1.0%
Air Lease Corp., Senior Notes	1.875%	8/15/26	1,120,000	1,089,115
Air Lease Corp., Senior Notes	5.300%	2/1/28	720,000	736,140
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	50,000	52,249 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	50,000	52,422 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	130,000	134,251 (a)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	420,000	395,238
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	120,000	110,314
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Trading Companies & Distributors — continued
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	$10,000	$10,313 (a)
Total Trading Companies & Distributors				2,580,042

Total Industrials				10,583,125
Information Technology — 2.2%
Communications Equipment — 0.0%††
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	32,000	31,281 (a)
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	70,000	73,394 (a)
Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices Inc., Senior Notes	4.319%	3/24/28	760,000	765,725
Broadcom Inc., Senior Notes	4.150%	2/15/28	870,000	867,633
Intel Corp., Senior Notes	3.750%	8/5/27	850,000	839,023
Intel Corp., Senior Notes	1.600%	8/12/28	110,000	101,095
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	10,000	9,761
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	630,000	609,785
Total Semiconductors & Semiconductor Equipment				3,193,022
Software — 1.0%
Oracle Corp., Senior Notes	4.500%	5/6/28	1,050,000	1,056,681
Oracle Corp., Senior Notes	4.200%	9/27/29	850,000	844,388
Synopsys Inc., Senior Notes	4.650%	4/1/28	590,000	596,125
Total Software				2,497,194

Total Information Technology				5,794,891
Materials — 1.8%
Chemicals — 0.2%
EQUATE Petrochemical Co. KSC, Senior Notes	4.250%	11/3/26	630,000	624,881 (a)
Construction Materials — 0.3%
Amrize Finance US LLC, Senior Notes	4.700%	4/7/28	740,000	746,922 (a)
Metals & Mining — 0.8%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	590,000	626,932 (a)
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	280,000	276,795
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	10,000	9,922 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	789,742 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	320,000	318,739
Total Metals & Mining				2,022,130
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Paper & Forest Products — 0.5%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	$760,000	$753,596 (a)
Suzano International Finance BV, Senior Notes	5.500%	1/17/27	410,000	414,841
Total Paper & Forest Products				1,168,437

Total Materials				4,562,370
Utilities — 4.0%
Electric Utilities — 3.6%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,330,000	1,371,720
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	580,000	587,402
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	930,000	930,912
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	580,000	600,482
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,290,000	1,308,763
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.500%	3/20/27	610,000	613,257 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	430,000	437,085
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	742,000	756,201 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	1,720,000	1,762,442
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	50,000	52,307 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	740,000	744,080 (a)
Total Electric Utilities				9,164,651
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	220,000	221,943 (a)
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	70,000	73,717 (a)
Multi-Utilities — 0.3%
Engie SA, Senior Notes	5.250%	4/10/29	840,000	860,488 (a)

Total Utilities				10,320,799
Total Corporate Bonds & Notes (Cost — $126,792,099)				127,404,523
Asset-Backed Securities — 17.1%
ABFC Trust, 2003-OPT1 A3 (1 mo. Term SOFR + 0.794%)	5.114%	4/25/33	392,125	382,148 (c)
AIMCO CLO Ltd., 2021-14A B (3 mo. Term SOFR + 1.612%)	5.881%	4/20/34	800,000	801,742 (a)(c)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.484%	4/17/38	$550,000	$548,909 (a)(c)
Ally Auto Receivables Trust, 2022-3 A3	5.070%	4/15/27	224,067	224,409
Amur Equipment Finance Receivables LLC, 2024-1A B	5.370%	1/21/31	1,350,000	1,379,256 (a)
Apidos CLO Ltd., XXXA A2R (3 mo. Term SOFR + 1.500%)	5.769%	10/18/31	1,000,000	995,732 (a)(c)
Apidos Loan Fund Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.270%)	5.552%	4/25/35	570,000	570,392 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	980,000	950,629 (a)
Balboa Bay Loan Funding Ltd., 2021-2A A1R (3 mo. Term SOFR + 1.130%)	5.399%	1/20/35	580,000	578,552 (a)(c)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	5.998%	1/15/35	950,000	951,340 (a)(c)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	5.932%	10/25/37	1,040,000	1,041,290 (a)(c)
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	195,628	195,008
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	5.594%	7/27/31	68,513	68,613 (a)(c)
Carmax Auto Owner Trust, 2025-2 A2B (30 Day Average SOFR + 0.690%)	4.994%	7/17/28	1,230,000	1,234,571 (c)
Carvana Auto Receivables Trust, 2021-P4 A4	1.640%	12/10/27	1,360,000	1,338,162
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	5.661%	7/17/34	565,000	566,085 (a)(c)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	964,217	941,453 (a)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.792%	4/22/37	150,000	150,675 (a)(c)
CNH Equipment Trust, 2022-B A3	3.890%	11/15/27	602,345	600,285
Dryden Senior Loan Fund, 2015-41A AR (3 mo. Term SOFR + 1.232%)	5.488%	4/15/31	173,725	173,794 (a)(c)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	640,000	658,021 (a)
Enterprise Fleet Financing LLC, 2022-3 A2	4.380%	7/20/29	213,285	213,102 (a)
Fifth Third Auto Trust, 2023-1 A3	5.530%	8/15/28	1,206,883	1,216,536
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	1,310,000	1,316,121 (a)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.892%)	6.174%	4/26/31	250,000	250,800 (a)(c)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	5.969%	1/20/31	$640,000	$642,619 (a)(c)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	5.379%	12/25/35	380,000	367,108 (c)
HPS Loan Management Ltd., 15A-19 A1R (3 mo. Term SOFR + 1.320%)	5.592%	1/22/35	250,000	250,147 (a)(c)
Hyundai Auto Lease Securitization Trust, 2024-A A2A	5.150%	6/15/26	378,266	378,632 (a)
JPMorgan Mortgage Acquisition Trust, 2007-CH2 MV2 (1 mo. Term SOFR + 0.564%)	4.884%	1/25/37	357,940	352,826 (c)
Madison Park Funding Ltd., 2016-21A AARR (3 mo. Term SOFR + 1.342%)	5.598%	10/15/32	470,809	471,047 (a)(c)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	4.954%	6/25/46	23,300	22,815 (a)(c)
Milos CLO Ltd., 2017-1A AR (3 mo. Term SOFR + 1.332%)	5.601%	10/20/30	423,166	423,755 (a)(c)
Mountain View CLO Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.460%)	5.716%	4/15/34	350,000	350,525 (a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	6.131%	10/20/30	250,000	251,468 (a)(c)
Navient Private Education Refi Loan Trust, 2022-BA A	4.160%	10/15/70	697,056	678,427 (a)
Navient Student Loan Trust, 2016-6A A3 (30 Day Average SOFR + 1.414%)	5.720%	3/25/66	1,382,700	1,398,537 (a)(c)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	5.020%	12/26/69	466,420	458,775 (a)(c)
Nelnet Student Loan Trust, 2014-6A A (30 Day Average SOFR + 0.764%)	5.070%	11/25/52	159,679	158,119 (a)(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	5.462%	4/20/62	1,310,000	1,298,540 (a)(c)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	337,775	317,886 (a)
Newark BSL CLO Ltd., 2017-1A A1R (3 mo. Term SOFR + 1.232%)	5.513%	7/25/30	167,864	167,959 (a)(c)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.832%	7/20/38	600,000	601,097 (a)(b)(c)
Ocean Trails CLO Ltd., 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	5.556%	10/15/34	520,000	520,329 (a)(c)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.602%	7/20/35	920,000	920,681 (a)(c)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	5.591%	1/20/31	$138,160	$138,340 (a)(c)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.419%	4/20/38	460,000	460,311 (a)(c)
Palmer Square Loan Funding Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.050%)	5.306%	10/15/32	1,726,280	1,727,245 (a)(c)
Parallel Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.390%)	5.682%	7/20/36	570,000	570,427 (a)(c)
PFS Financing Corp., 2023-A A	5.800%	3/15/28	900,000	907,793 (a)
PFS Financing Corp., 2023-B B	5.710%	5/15/28	1,210,000	1,218,487 (a)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. Term SOFR + 1.089%)	4.056%	12/25/33	10,488	10,177 (c)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. Term SOFR + 0.572%)	4.890%	12/15/38	553,385	546,014 (c)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. Term SOFR + 0.552%)	4.870%	6/15/39	482,545	469,758 (c)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	4.850%	12/15/39	265,094	258,741 (c)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	5.274%	12/17/68	464,961	459,467 (a)(c)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	5.156%	1/15/53	290,847	289,458 (a)(c)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	548,880	480,505 (a)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	6.104%	10/16/56	1,680,641	1,715,616 (a)(c)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	516,746	494,404 (a)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.415%	5/25/31	336,081	245,826 (a)(c)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	5.380%	1/17/32	228,878	229,026 (a)(c)
Tesla Auto Lease Trust, 2023-B B	6.570%	8/20/27	1,310,000	1,321,636 (a)
Toyota Auto Receivables Owner Trust, 2021-B A4	0.530%	10/15/26	147,536	147,289
TRP LLC, 2021-1 A	2.070%	6/19/51	809,780	767,868 (a)
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	5.280%	7/30/32	229,216	228,719 (a)(c)
Verdant Receivables LLC, 2024-1A A2	5.680%	12/12/31	1,207,483	1,227,843 (a)
Verdelite Static CLO Ltd., 2024-1A C (3 mo. Term SOFR + 1.950%)	6.219%	7/20/32	390,000	390,365 (a)(c)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Volkswagen Auto Loan Enhanced Trust, 2023-2 A2A	5.720%	3/22/27	$197,486	$197,983
Voya CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 2.062%)	6.331%	1/20/31	240,000	240,951 (a)(c)
Voya CLO Ltd., 2016-3A A1R2 (3 mo. Term SOFR + 1.150%)	5.419%	10/18/31	486,694	487,555 (a)(c)
Voya CLO Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.200%)	5.456%	10/15/31	1,107,113	1,108,909 (a)(c)
Whitebox CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.320%)	5.595%	7/24/36	250,000	250,221 (a)(c)
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	5.526%	10/15/35	330,000	330,992 (a)(c)

Total Asset-Backed Securities (Cost — $44,485,098)				44,300,843
Collateralized Mortgage Obligations(e) — 13.7%
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	529,098	528,325 (a)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	637,812	631,124
BANK, 2022-BNK39 XA, IO	0.525%	2/15/55	60,280,645	1,407,457 (c)
BANK, 2022-BNK40 A4	3.504%	3/15/64	470,000	432,399 (c)
BANK, 2023-BNK45 A5	5.203%	2/15/56	1,590,000	1,615,754
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	7.279%	12/16/36	1,320,000	1,323,290 (a)(c)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. Term SOFR + 0.434%)	4.754%	1/25/47	65,226	55,726 (c)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,161,845
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.316%	10/15/38	693,000	689,412 (a)(c)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.569%	10/15/36	750,000	744,777 (a)(c)
Chase Mortgage Finance Trust, 2007-A1 2A3	5.969%	2/25/37	3,550	3,359 (c)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.734%	8/25/35	809	785 (a)(c)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	5.014%	10/25/35	7,753	7,531 (a)(c)
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	6.951%	3/25/37	16,715	17,038 (c)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. Term SOFR + 0.534%)	4.854%	7/25/36	50,659	47,703 (a)(c)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	$925,377	$803,732 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	35,166	35,297
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	435,142	425,406 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	874,107	848,400 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	872,559	841,018 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	7.405%	3/25/42	540,000	556,674 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1M2 (30 Day Average SOFR + 1.800%)	6.105%	1/25/44	250,000	253,017 (a)(c)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	139,924	129,941
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	71,935	68,764
Federal National Mortgage Association (FNMA) REMIC, 2025-18 FH (30 Day Average SOFR + 1.400%)	5.705%	8/25/54	2,352,909	2,360,321 (c)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	37,174	38,486 (c)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	5.123%	2/20/60	4,880	4,904 (c)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	4.993%	3/20/60	44,005	44,154 (c)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. Term SOFR + 1.114%)	5.443%	5/20/60	109,293	110,223 (c)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. Term SOFR + 0.444%)	4.776%	10/20/60	154,148	154,148 (c)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	4.796%	8/20/58	$37,737	$37,748 (c)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	4.896%	11/20/60	121,874	122,061 (c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	4.946%	1/20/61	14,633	14,667 (c)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	4.946%	12/20/60	27,546	27,611 (c)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	4.896%	2/20/61	62,980	63,076 (c)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.946%	2/20/61	17,830	17,876 (c)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. Term SOFR + 0.584%)	4.916%	8/20/61	80,766	80,918 (c)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. Term SOFR + 0.614%)	4.946%	7/20/62	688,764	689,076 (c)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. Term SOFR + 0.644%)	4.976%	10/20/62	12,250	12,298 (c)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. Term SOFR + 0.634%)	4.966%	10/20/62	20,630	20,689 (c)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. Term SOFR + 0.454%)	4.786%	12/20/62	238,592	238,623 (c)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	4.846%	3/20/63	113,273	113,085 (c)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. Term SOFR + 0.584%)	4.916%	6/20/63	16,458	16,491 (c)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. Term SOFR + 0.584%)	4.916%	6/20/63	7,160	7,176 (c)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. Term SOFR + 0.584%)	4.916%	5/20/63	$8,056	$8,072 (c)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	108,123	103,357
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	81,950	74,304
Government National Mortgage Association (GNMA), 2019-H16 CF (1 mo. Term SOFR + 0.814%)	5.146%	10/20/69	448,799	447,679 (c)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	65,411	64,963
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	65,575	65,218
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.752%	4/20/70	1,134,359	1,128,420 (c)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	4.602%	9/20/71	1,491,657	1,473,682 (c)
Government National Mortgage Association (GNMA), 2022-H08 FA (30 Day Average SOFR + 0.750%)	5.078%	4/20/72	2,346,263	2,331,361 (c)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.793%	1/15/43	390,000	390,501 (a)(c)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	5.446%	7/15/39	474,858	475,774 (a)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.974%	11/25/36	604,591	525,612 (c)
IndyMac INDX Mortgage Loan Trust, 2004- AR14 2A1A (1 mo. Term SOFR + 0.834%)	5.154%	1/25/35	41,771	31,979 (c)
JPMorgan Resecuritization Trust, 2009-10 7A2	6.054%	2/26/37	1,651,685	737,520 (a)(c)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. Term SOFR + 0.554%)	4.874%	12/25/36	14,801	19,437 (c)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	6.419%	3/25/33	25,242	21,685 (c)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.803%	5/18/42	390,000	390,685 (a)(c)
MHC Commercial Mortgage Trust, 2021- MHC A (1 mo. Term SOFR + 0.915%)	5.227%	4/15/38	99,948	99,988 (a)(c)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	$80,473	$79,779
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.968%	12/15/51	21,699,084	507,405 (c)
MSC Trust, 2021-ILP A (1 mo. Term SOFR + 0.892%)	5.204%	11/15/36	827,264	826,674 (a)(c)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	222,031	220,033 (a)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	92,497	88,938 (a)(c)
New Residential Mortgage Loan Trust, 2019-NQM5 A3	3.065%	11/25/59	349,419	332,791 (a)(c)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	849,746	761,826 (a)(c)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	505,730	499,884 (a)(c)
PRPM LLC, 2025-RCF1 A1	4.500%	2/25/55	516,897	510,175 (a)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	509,101	510,214 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	3,397	1,127
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%)	4.984%	5/25/37	398,392	306,210 (c)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	5.369%	6/20/33	32,830	32,158 (c)
SREIT Trust, 2021-MFP2 A (1 mo. Term SOFR + 0.936%)	5.248%	11/15/36	1,450,000	1,449,567 (a)(c)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	5.016%	10/15/34	825,000	821,659 (a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.289%	3/25/35	62,865	52,434 (c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	5.013%	6/25/35	3,740	3,189 (c)
Structured Asset Securities Corp., 2005- RF3 2A	4.281%	6/25/35	63,454	56,929 (a)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2002-3 B2	6.500%	3/25/32	263,166	270,234 (c)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.654%	11/15/38	187,782	187,674 (a)(c)
SWCH Commercial Mortgage Trust, 2025- DATA A (1 mo. Term SOFR + 1.443%)	5.755%	2/15/42	670,000	666,150 (a)(c)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	705,507 (a)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	5.782%	6/25/33	10,183	10,235 (c)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	4.385%	4/25/35	$5,870	$5,706 (c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. Term SOFR + 0.934%)	5.254%	12/25/45	13,813	13,963 (c)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (12 mo. Moving Treasury Average + 1.500%)	5.899%	10/25/46	304,160	285,103 (c)
WMRK Commercial Mortgage Trust, 2022- WMRK A (1 mo. Term SOFR + 2.789%)	7.101%	11/15/27	1,035,000	1,037,227 (a)(c)

Total Collateralized Mortgage Obligations (Cost — $36,775,542)				35,435,433
U.S. Government & Agency Obligations — 8.3%
U.S. Government Agencies — 1.0%
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	1,010,000	1,003,825
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	4.490%	6/18/26	1,640,000	1,641,149 (c)
Total U.S. Government Agencies				2,644,974
U.S. Government Obligations — 7.3%
U.S. Treasury Notes	0.625%	7/31/26	10,650,000	10,276,002
U.S. Treasury Notes	3.875%	5/31/27	200,000	200,484
U.S. Treasury Notes	4.125%	10/31/29	5,180,000	5,255,272
U.S. Treasury Notes	4.375%	12/31/29	460,000	471,518
U.S. Treasury Notes	4.000%	2/28/30	2,670,000	2,696,596
Total U.S. Government Obligations				18,899,872

Total U.S. Government & Agency Obligations (Cost — $21,324,604)				21,544,846
Mortgage-Backed Securities — 4.2%
FHLMC — 1.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	41,766	41,199
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35- 11/1/35	1,284,504	1,221,190
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/42	1,920,743	1,651,149
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/53	534,455	544,519
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.495%)	6.347%	6/1/43	58,378	60,134 (c)
Total FHLMC				3,518,191
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — 2.5%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27- 8/1/32	$29,776	$31,403
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	872,565	841,067
Federal National Mortgage Association (FNMA)	3.000%	12/1/37- 2/1/40	1,008,400	961,645
Federal National Mortgage Association (FNMA)	4.500%	11/1/38	1,665,140	1,671,585
Federal National Mortgage Association (FNMA)	2.000%	2/1/42	605,136	520,763
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	528,770	533,620
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	468,116	485,889
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	297,984	278,215
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	7.145%	9/1/37	269,551	272,471 (c)
Federal National Mortgage Association (FNMA) (30 Day Average SOFR + 2.120%)	1.933%	11/1/51	1,023,917	962,678 (c)
Total FNMA				6,559,336
GNMA — 0.3%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	1,932	1,955
Government National Mortgage Association (GNMA)	6.500%	8/15/34	27,894	28,945
Government National Mortgage Association (GNMA)	7.000%	3/15/36	10,967	11,706
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	149,034	134,727
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	132,245	122,591
Government National Mortgage Association (GNMA) II	3.500%	9/20/48- 10/20/49	34,035	31,231
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	272,540	283,493
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.057%)	5.485%	7/20/60	2,062	2,077 (c)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 2.193%)	6.630%	8/20/60	$82,213	$84,566 (c)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.077%)	5.167%	7/20/60	1,531	1,540 (c)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	5.530%	2/20/60	22,182	22,437 (c)
Total GNMA				725,268

Total Mortgage-Backed Securities (Cost — $11,023,282)				10,802,795
Senior Loans — 1.1%
Communication Services — 0.4%
Media — 0.4%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	6.298%	12/7/30	325,527	325,730 (c)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	6.926%	1/31/28	750,000	741,409 (c)(f)(g)

Total Communication Services				1,067,139
Consumer Discretionary — 0.3%
Specialty Retail — 0.3%
Rent-A-Center Inc., Term Loan B2 (3 mo. Term SOFR + 2.750%)	7.030%	2/17/28	687,566	691,004 (c)(f)(g)(h)

Financials — 0.3%
Financial Services — 0.1%
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.046%	11/6/28	375,000	377,545 (c)(f)(g)
Insurance — 0.2%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	7.691%	7/31/27	482,368	482,500 (c)(f)(g)

Total Financials				860,045
Industrials — 0.1%
Commercial Services & Supplies — 0.1%
APi Group DE Inc., 2021 Incremental Term Loan B (1 mo. Term SOFR + 1.750%)	6.077%	1/3/29	348,863	349,336 (c)(f)(g)

Total Senior Loans (Cost — $2,973,676)				2,967,524
Sovereign Bonds — 1.0%
Canada — 0.4%
Province of Quebec Canada, Senior Notes	0.600%	7/23/25	1,160,000	1,157,280
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Israel — 0.3%
Israel Government International Bond, Senior Notes	5.375%	3/12/29	$670,000	$684,220
Supranational — 0.3%
Asian Development Bank, Senior Notes	1.500%	1/20/27	830,000	800,748

Total Sovereign Bonds (Cost — $2,653,248)				2,642,248
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.375	12/12/25	39	$97,500	19,256
3-Month SOFR Futures, Call @ $96.750	6/12/26	111	277,500	111,694
3-Month SOFR Futures, Put @ $96.250	12/12/25	54	135,000	22,950
U.S. Treasury 5-Year Notes Futures, Call @ $109.000	7/25/25	102	102,000	46,219
U.S. Treasury 5-Year Notes Futures, Put @ $106.250	7/25/25	35	35,000	547

Total Purchased Options (Cost — $209,165)				200,666
			Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			78	389 *(i)(j)
Spirit Aviation Holdings Inc.			13,311	66,422 *

Total Common Stocks (Cost — $186,966)				66,811
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $115,136)		3/12/30	9,458	47,195 *(a)(i)(j)
Total Investments before Short-Term Investments (Cost — $246,538,816)				245,412,884
	Rate	Maturity Date	Face Amount
Short-Term Investments — 4.4%
Commercial Paper — 4.1%
BPCE SA	4.527%	8/6/25	$5,375,000	5,350,932 (k)(l)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Mizuho Bank Ltd.	4.600%	8/11/25	$5,375,000	$5,347,259 (k)(l)

Total Commercial Paper (Cost — $10,699,645)				10,698,191
			Shares
Money Market Funds — 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $651,884)	4.301%		651,884	651,884 (m)(n)

Total Short-Term Investments (Cost — $11,351,529)				11,350,075
Total Investments — 99.0% (Cost — $257,890,345)				256,762,959
Other Assets in Excess of Liabilities — 1.0%				2,473,646
Total Net Assets — 100.0%				$259,236,605

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short-Term Bond Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(j)	Restricted security (Note 9).
(k)
Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(l)	Rate shown represents yield-to-maturity.
(m)	Rate shown is one-day yield as of the end of the reporting period.
(n)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2025, the total market value of investments in Affiliated
Companies was $651,884 and the cost was $651,884 (Note 8).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

 Western Asset Short-Term Bond Fund
At June 30, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$96.875	39	$97,500	$(8,531)
SOFR 1-Year Mid-Curve Futures, Put	12/12/25	96.250	54	135,000	(7,425)
U.S. Treasury 5-Year Notes Futures, Call	7/25/25	109.500	84	84,000	(21,657)
Total Exchange-Traded Written Options (Premiums received — $80,678)					$(37,613)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	66	3/26	$15,779,009	$15,894,450	$115,441
3-Month SOFR	39	3/27	9,339,991	9,454,575	114,584
U.S. Treasury 2-Year Notes	388	9/25	80,377,568	80,713,094	335,526
U.S. Treasury 5-Year Notes	107	9/25	11,568,060	11,663,000	94,940
U.S. Treasury 10-Year Notes	77	9/25	8,489,278	8,633,625	144,347
U.S. Treasury Ultra 10-Year Notes	21	9/25	2,332,013	2,399,578	67,565
					872,403
Contracts to Sell:
U.S. Treasury Long-Term Bonds	11	9/25	1,233,816	1,270,156	(36,340)
U.S. Treasury Ultra Long- Term Bonds	6	9/25	687,263	714,750	(27,487)
					(63,827)
Net unrealized appreciation on open futures contracts					$808,576

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short-Term Bond Fund
At June 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$6,667,000	3/15/27	3.780% annually	Daily SOFR Compound annually	$(24,152)	$2,204	$(26,356)
	8,263,000	4/28/28	Daily SOFR Compound annually	3.300% annually	20,219	3,677	16,542
	30,434,000	1/31/32	3.730% annually	Daily SOFR Compound annually	(396,840)	(145,559)	(251,281)
	1,917,000	4/28/36	3.850% annually	Daily SOFR Compound annually	(22,327)	(8,744)	(13,583)
Total	$47,281,000				$(423,100)	$(148,422)	$(274,678)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.44 Index	$7,931,000	6/20/30	1.000% quarterly	$175,653	$146,620	$29,033

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.44 Index	$230,000	6/20/30	5.000% quarterly	$(17,301)	$(10,683)	$(6,618)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

 Western Asset Short-Term Bond Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.450%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $257,238,461)	$256,111,075
Investments in affiliated securities, at value (Cost — $651,884)	651,884
Cash	1,005,625
Interest receivable	2,012,203
Deposits with brokers for open futures contracts and exchange-traded options	785,379
Deposits with brokers for centrally cleared swap contracts	528,015
Receivable for securities sold	115,658
Receivable from brokers — net variation margin on open futures contracts	57,314
Receivable for Fund shares sold	49,130
Dividends receivable from affiliated investments	6,660
Principal paydown receivable	170
Prepaid expenses	49,596
Total Assets	261,372,709
Liabilities:
Payable for securities purchased	1,258,351
Payable for Fund shares repurchased	335,956
Transfer agent fees payable	212,826
Payable to brokers — net variation margin on centrally cleared swap contracts	80,556
Investment management fee payable	43,733
Written options, at value (premiums received — $80,678)	37,613
Service and/or distribution fees payable	30,257
Distributions payable	9,919
Trustees’ fees payable	4,163
Accrued expenses	122,730
Total Liabilities	2,136,104
Total Net Assets	$259,236,605
Net Assets:
Par value (Note 7)	$699
Paid-in capital in excess of par value	332,440,743
Total distributable earnings (loss)	(73,204,837)
Total Net Assets	$259,236,605
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Net Assets:
Class A	$136,081,586
Class C	$2,372,724
Class C1	$349,726
Class R	$152,886
Class I	$40,704,419
Class IS	$79,575,264
Shares Outstanding:
Class A	36,694,600
Class C	640,261
Class C1	94,238
Class R	41,292
Class I	10,980,772
Class IS	21,431,768
Net Asset Value:
Class A (and redemption price)	$3.71
Class C*	$3.71
Class C1 (and redemption price)	$3.71
Class R (and redemption price)	$3.70
Class I (and redemption price)	$3.71
Class IS (and redemption price)	$3.71
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$3.80

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2025

Investment Income:
Interest	$6,157,162
Dividends from affiliated investments	44,619
Less: Foreign taxes withheld	(1,971)
Total Investment Income	6,199,810
Expenses:
Investment management fee (Note 2)	459,421
Service and/or distribution fees (Notes 2 and 5)	186,952
Transfer agent fees (Notes 2 and 5)	145,515
Registration fees	53,109
Fund accounting fees	36,854
Audit and tax fees	24,770
Shareholder reports	18,210
Legal fees	10,435
Trustees’ fees	4,925
Insurance	1,798
Commitment fees (Note 10)	1,458
Miscellaneous expenses	9,566
Total Expenses	953,013
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(201,718)
Net Expenses	751,295
Net Investment Income	5,448,515
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(102,604)
Futures contracts	656,359
Written options	42,010
Swap contracts	(146,193)
Foreign currency transactions	(31)
Net Realized Gain	449,541
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,152,286
Futures contracts	583,226
Written options	31,529
Swap contracts	(467,141)
Change in Net Unrealized Appreciation (Depreciation)	2,299,900
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	2,749,441
Increase in Net Assets From Operations	$8,197,956
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$5,448,515	$19,673,132
Net realized gain (loss)	449,541	(7,204,729)
Change in net unrealized appreciation (depreciation)	2,299,900	12,504,430
Increase in Net Assets From Operations	8,197,956	24,972,833
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,557,350)	(20,754,119)
Return of capital	—	(268,149)
Decrease in Net Assets From Distributions to Shareholders	(5,557,350)	(21,022,268)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	22,682,198	164,021,383
Reinvestment of distributions	5,486,084	20,429,120
Cost of shares repurchased	(48,219,057)	(509,163,623)
Decrease in Net Assets From Fund Share Transactions	(20,050,775)	(324,713,120)
Decrease in Net Assets	(17,410,169)	(320,762,555)
Net Assets:
Beginning of period	276,646,774	597,409,329
End of period	$259,236,605	$276,646,774
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$3.67	$3.66	$3.60	$3.88	$3.96	$3.90
Income (loss) from operations:
Net investment income	0.07	0.13	0.11	0.05	0.03	0.06
Net realized and unrealized gain (loss)	0.05	0.02	0.08	(0.25)	(0.05)	0.08
Total income (loss) from operations	0.12	0.15	0.19	(0.20)	(0.02)	0.14
Less distributions from:
Net investment income	(0.08)	(0.14)	(0.13)	(0.08)	(0.06)	(0.08)
Return of capital	—	(0.00)[3]	—	—	—	—
Total distributions	(0.08)	(0.14)	(0.13)	(0.08)	(0.06)	(0.08)
Net asset value, end of period	$3.71	$3.67	$3.66	$3.60	$3.88	$3.96
Total return[4]	3.17%	4.28%	4.98%	(5.01)%	(0.55)%	3.72%
Net assets, end of period (000s)	$136,082	$142,768	$130,892	$127,715	$75,606	$58,248
Ratios to average net assets:
Gross expenses	0.82%[5]	0.76%	0.74%	0.73%	0.72%	0.73%
Net expenses[6,7]	0.70 [5]	0.70	0.70	0.70	0.70	0.72
Net investment income	4.02 [5]	3.68	3.04	1.49	0.73	1.57
Portfolio turnover rate	24%	86%[8]	38%[8]	28%[8]	62%[8]	73%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective May 1, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2021, the expense limitation was 0.80%.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27%, 58% and 64%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$3.67	$3.66	$3.60	$3.88	$3.95	$3.89
Income (loss) from operations:
Net investment income	0.06	0.10	0.08	0.02	(0.00)[3]	0.03
Net realized and unrealized gain (loss)	0.04	0.02	0.08	(0.25)	(0.04)	0.08
Total income (loss) from operations	0.10	0.12	0.16	(0.23)	(0.04)	0.11
Less distributions from:
Net investment income	(0.06)	(0.11)	(0.10)	(0.05)	(0.03)	(0.05)
Return of capital	—	(0.00)[3]	—	—	—	—
Total distributions	(0.06)	(0.11)	(0.10)	(0.05)	(0.03)	(0.05)
Net asset value, end of period	$3.71	$3.67	$3.66	$3.60	$3.88	$3.95
Total return[4]	2.76%	3.46%	4.44%	(6.02)%	(1.08)%	2.95%
Net assets, end of period (000s)	$2,373	$2,679	$3,381	$5,309	$5,035	$6,795
Ratios to average net assets:
Gross expenses	1.58%[5]	1.51%	1.50%	1.49%	1.49%	1.47%
Net expenses[6,7]	1.51 [5]	1.49	1.49	1.48	1.48	1.47
Net investment income (loss)	3.21 [5]	2.85	2.23	0.60	(0.04)	0.81
Portfolio turnover rate	24%	86%[8]	38%[8]	28%[8]	62%[8]	73%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27%, 58% and 64%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$3.67	$3.66	$3.61	$3.89	$3.96	$3.90
Income (loss) from operations:
Net investment income	0.07	0.12	0.10	0.04	0.02	0.05
Net realized and unrealized gain (loss)	0.04	0.02	0.06	(0.26)	(0.04)	0.08
Total income (loss) from operations	0.11	0.14	0.16	(0.22)	(0.02)	0.13
Less distributions from:
Net investment income	(0.07)	(0.13)	(0.11)	(0.06)	(0.05)	(0.07)
Return of capital	—	(0.00)[3]	—	—	—	—
Total distributions	(0.07)	(0.13)	(0.11)	(0.06)	(0.05)	(0.07)
Net asset value, end of period	$3.71	$3.67	$3.66	$3.61	$3.89	$3.96
Total return[4]	3.00%	3.70%	4.64%	(5.29)%	(0.61)%[5]	3.41%
Net assets, end of period (000s)	$350	$418	$502	$1,515	$1,768	$3,929
Ratios to average net assets:
Gross expenses	1.10%[6]	1.02%	1.03%	1.02%	1.02%	1.02%
Net expenses[7,8]	1.03 [6]	1.00	1.03	1.01	1.01	1.01
Net investment income	3.68 [6]	3.36	2.61	1.06	0.46	1.37
Portfolio turnover rate	24%	86%[9]	38%[9]	28%[9]	62%[9]	73%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (0.86)% for the year ended December 31, 2021.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C1 shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27%, 58% and 64%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$3.67	$3.66	$3.60	$3.88	$3.95	$3.90
Income (loss) from operations:
Net investment income	0.07	0.12	0.10	0.04	0.01	0.05
Net realized and unrealized gain (loss)	0.03	0.02	0.07	(0.26)	(0.04)	0.07
Total income (loss) from operations	0.10	0.14	0.17	(0.22)	(0.03)	0.12
Less distributions from:
Net investment income	(0.07)	(0.13)	(0.11)	(0.06)	(0.04)	(0.07)
Return of capital	—	(0.00)[3]	—	—	—	—
Total distributions	(0.07)	(0.13)	(0.11)	(0.06)	(0.04)	(0.07)
Net asset value, end of period	$3.70	$3.67	$3.66	$3.60	$3.88	$3.95
Total return[4]	2.69%	3.88%	4.85%	(5.64)%	(0.95)%	3.34%
Net assets, end of period (000s)	$153	$137	$110	$93	$68	$52
Ratios to average net assets:
Gross expenses	1.34%[5]	1.20%	1.26%	1.31%	1.43%	2.14%
Net expenses[6,7]	1.10 [5]	1.10	1.10	1.10	1.10	1.09
Net investment income	3.64 [5]	3.29	2.66	1.06	0.34	1.26
Portfolio turnover rate	24%	86%[8]	38%[8]	28%[8]	62%[8]	73%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27%, 58% and 64%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$3.67	$3.66	$3.61	$3.88	$3.96	$3.90
Income (loss) from operations:
Net investment income	0.08	0.14	0.12	0.06	0.04	0.07
Net realized and unrealized gain (loss)	0.04	0.02	0.07	(0.24)	(0.05)	0.08
Total income (loss) from operations	0.12	0.16	0.19	(0.18)	(0.01)	0.15
Less distributions from:
Net investment income	(0.08)	(0.15)	(0.14)	(0.09)	(0.07)	(0.09)
Return of capital	—	(0.00)[3]	—	—	—	—
Total distributions	(0.08)	(0.15)	(0.14)	(0.09)	(0.07)	(0.09)
Net asset value, end of period	$3.71	$3.67	$3.66	$3.61	$3.88	$3.96
Total return[4]	3.32%	4.60%	5.27%	(4.75)%	(0.30)%	3.96%
Net assets, end of period (000s)	$40,704	$43,718	$170,880	$274,460	$319,392	$137,496
Ratios to average net assets:
Gross expenses	0.85%[5]	0.55%	0.53%	0.54%	0.51%	0.51%
Net expenses[6,7]	0.42 [5]	0.42	0.42	0.42	0.43	0.49
Net investment income	4.30 [5]	3.88	3.28	1.67	0.98	1.82
Portfolio turnover rate	24%	86%[8]	38%[8]	28%[8]	62%[8]	73%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective May 1, 2021 the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1,2021, the expense limitation was 0.50%.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27%, 58% and 64%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$3.68	$3.66	$3.61	$3.88	$3.96	$3.90
Income (loss) from operations:
Net investment income	0.08	0.14	0.12	0.07	0.04	0.07
Net realized and unrealized gain (loss)	0.03	0.03	0.07	(0.25)	(0.05)	0.09
Total income (loss) from operations	0.11	0.17	0.19	(0.18)	(0.01)	0.16
Less distributions from:
Net investment income	(0.08)	(0.15)	(0.14)	(0.09)	(0.07)	(0.10)
Return of capital	—	(0.00)[3]	—	—	—	—
Total distributions	(0.08)	(0.15)	(0.14)	(0.09)	(0.07)	(0.10)
Net asset value, end of period	$3.71	$3.68	$3.66	$3.61	$3.88	$3.96
Total return[4]	3.05%	4.87%	5.29%	(4.73)%	(0.25)%	4.06%
Net assets, end of period (000s)	$79,575	$86,926	$291,644	$378,467	$258,611	$641,011
Ratios to average net assets:
Gross expenses	0.48%[5]	0.44%	0.42%	0.42%	0.39%	0.40%
Net expenses[6,7]	0.40 [5]	0.40	0.40	0.40	0.38	0.39
Net investment income	4.32 [5]	3.89	3.32	1.77	1.09	1.88
Portfolio turnover rate	24%	86%[8]	38%[8]	28%[8]	62%[8]	73%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27%, 58% and 64%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$127,404,523	—	$127,404,523
Asset-Backed Securities	—	44,300,843	—	44,300,843
Collateralized Mortgage Obligations	—	35,435,433	—	35,435,433
U.S. Government & Agency Obligations	—	21,544,846	—	21,544,846
Mortgage-Backed Securities	—	10,802,795	—	10,802,795
Senior Loans:
Consumer Discretionary	—	—	$691,004	691,004
Other Senior Loans	—	2,276,520	—	2,276,520
Sovereign Bonds	—	2,642,248	—	2,642,248
Purchased Options	$200,666	—	—	200,666
Common Stocks:
Industrials	66,422	389	—	66,811
Warrants	—	47,195	—	47,195
Total Long-Term Investments	267,088	244,454,792	691,004	245,412,884
Short-Term Investments†:
Commercial Paper	—	10,698,191	—	10,698,191
Money Market Funds	651,884	—	—	651,884
Total Short-Term Investments	651,884	10,698,191	—	11,350,075
Total Investments	$918,972	$255,152,983	$691,004	$256,762,959
Other Financial Instruments:
Futures Contracts††	$872,403	—	—	$872,403
Centrally Cleared Interest Rate Swaps††	—	$16,542	—	16,542
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	29,033	—	29,033
Total Other Financial Instruments	$872,403	$45,575	—	$917,978
Total	$1,791,375	$255,198,558	$691,004	$257,680,937

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$37,613	—	—	$37,613
Futures Contracts††	63,827	—	—	63,827
Centrally Cleared Interest Rate Swaps††	—	$291,220	—	291,220
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	6,618	—	6,618
Total	$101,440	$297,838	—	$399,278

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2025, the total notional value of all credit default swaps to sell protection was $7,931,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended June 30, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(h) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(i) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(j) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(p) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset London provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R, Class I and Class IS shares did not exceed 0.70%, 1.55%, 1.05%, 1.10%, 0.42% and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2025, fees waived and/or expenses reimbursed amounted to $201,718, which included an affiliated money market fund waiver of $1,063.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class R	Class I	Class IS
Expires December 31, 2025	$46,965	—	—	$159	$264,048	$66,806
Expires December 31, 2026	89,577	$486	$69	157	182,736	89,975
Expires December 31, 2027	81,896	917	136	174	86,656	30,876
Total fee waivers/expense reimbursements subject to recapture	$218,438	$1,403	$205	$490	$533,440	$187,657
For the six months ended June 30, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,765 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$7,188	—
CDSCs	4,130	$617
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$48,978,056	$8,952,471
Sales	56,828,414	12,986,174
At June 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$266,066,495	$1,951,823	$(11,255,359)	$(9,303,536)
Written options	(80,678)	43,065	—	43,065
Futures contracts	—	872,403	(63,827)	808,576
Swap contracts	(12,485)	45,575	(297,838)	(252,263)
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$200,666	—	$200,666
Futures contracts[3]	872,403	—	872,403
Centrally cleared swap contracts[4]	16,542	$29,033	45,575
Total	$1,089,611	$29,033	$1,118,644

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$37,613	—	$37,613
Futures contracts[3]	63,827	—	63,827
Centrally cleared swap contracts[4]	291,220	$6,618	297,838
Total	$392,660	$6,618	$399,278

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(55,170)	$(455)	$(55,625)
Futures contracts	656,359	—	656,359
Written options	38,055	3,955	42,010
Swap contracts	(164,556)	18,363	(146,193)
Total	$474,688	$21,863	$496,551

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(3,542)	—	$(3,542)
Futures contracts	583,226	—	583,226
Written options	31,529	—	31,529
Swap contracts	(469,092)	$1,951	(467,141)
Total	$142,121	$1,951	$144,072

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended June 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$162,116
Written options	46,823
Futures contracts (to buy)	146,839,710
Futures contracts (to sell)	15,338,893
Average Notional Balance**
Interest rate swap contracts	$34,837,286
Credit default swap contracts (buy protection)	65,714
Credit default swap contracts (sell protection)	9,009,143

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended June 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$173,024	$66,118
Class C	12,627	1,366
Class C1	939	244
Class R	362	266
Class I	—	76,113
Class IS	—	1,408
Total	$186,952	$145,515
For the six months ended June 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$82,455
Class C	927
Class C1	138
Class R	175
Class I	86,818
Class IS	31,205
Total	$201,718
6. Distributions to shareholders by class

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Net Investment Income:
Class A	$2,841,853	$5,371,087
Class C	41,623	91,406
Class C1	7,074	14,828
Class R	2,694	5,756
Class I	875,442	5,904,690
Class IS	1,788,664	9,366,352
Total	$5,557,350	$20,754,119
Return of Capital:
Class A	—	$69,396
Class C	—	1,181
Class C1	—	192
Class R	—	74
Class I	—	76,290
Class IS	—	121,016
Total	—	$268,149

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

7. Shares of beneficial interest
At June 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,886,334	$10,642,190	13,718,566	$50,218,981
Shares issued on reinvestment	762,721	2,819,241	1,471,614	5,389,626
Shares repurchased	(5,843,985)	(21,544,199)	(12,059,277)	(44,139,179)
Net increase (decrease)	(2,194,930)	$(8,082,768)	3,130,903	$11,469,428
Class C
Shares sold	78,529	$290,113	143,870	$526,410
Shares issued on reinvestment	11,186	41,309	25,035	91,598
Shares repurchased	(179,783)	(662,765)	(362,800)	(1,326,064)
Net decrease	(90,068)	$(331,343)	(193,895)	$(708,056)
Class C1
Shares sold	4,335	$16,029	3,642	$13,309
Shares issued on reinvestment	1,778	6,579	3,829	14,036
Shares repurchased	(25,571)	(94,202)	(30,851)	(113,012)
Net decrease	(19,458)	$(71,594)	(23,380)	$(85,667)
Class R
Shares sold	5,048	$18,595	27,043	$98,678
Shares issued on reinvestment	730	2,694	1,593	5,830
Shares repurchased	(1,853)	(6,833)	(21,368)	(78,315)
Net increase	3,925	$14,456	7,268	$26,193
Class I
Shares sold	1,728,874	$6,371,701	13,570,213	$49,736,458
Shares issued on reinvestment	237,016	875,312	1,542,915	5,647,075
Shares repurchased	(2,898,806)	(10,665,688)	(49,875,293)	(183,183,794)
Net decrease	(932,916)	$(3,418,675)	(34,762,165)	$(127,800,261)
Class IS
Shares sold	1,448,108	$5,343,570	17,356,747	$63,427,547
Shares issued on reinvestment	470,569	1,740,949	2,536,443	9,280,955
Shares repurchased	(4,136,608)	(15,245,370)	(75,868,263)	(280,323,259)
Net decrease	(2,217,931)	$(8,160,851)	(55,975,073)	$(207,614,757)
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2025. The following transactions were effected in such company for the six months ended June 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,732,797	$42,195,554	42,195,554	$45,276,467	45,276,467

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$44,619	—	$651,884
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 6/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	78	3/25	$950	$389	$4.99	0.00%(a)
Spirit Airlines LLC, Warrants	9,458	3/25	115,136	47,195 (b)	4.99	0.02
			$116,086	$47,584		0.02%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2025.
11. Deferred capital losses
As of December 31, 2024, the Fund had deferred capital losses of $64,500,179, which have no expiration date, that will be available to offset future taxable capital gains.
12. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and
Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Short-Term Bond Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Short-Term Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Trust and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreement between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

Western Asset Short-Term Bond Fund

As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional short investment-grade debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, and 5-year periods ended December 31, 2024 was below the median and that the Fund’s performance for the 10-year period ended December 31, 2024 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 5-, and 10-year periods ended December 31, 2024 and trailed the performance of its benchmark index for the 3-year period
Western Asset Short-Term Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
ended December 31, 2024. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional short investment-grade debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The

Western Asset Short-Term Bond Fund

foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Short-Term Bond Fund

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Western Asset
Short-Term Bond Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Short-Term Bond Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Short-Term Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90058-SFSOI 8/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2025